Advance to Suppliers (Tables)	12 Months Ended
Sep. 30, 2025
Advance to Suppliers [Abstract]
Schedule of Advances to Suppliers	Advances to suppliers consist of the following:
	As of September 30,
	2025	2024
Advances to suppliers for inventories raw material purchase	$2,489,737	$978,203
Advances to suppliers	$2,489,737	$978,203